Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and no stock options were granted to any named executive officer.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window.
MNPI Disclosure Timed for Compensation Value [Flag]	false